UNSECURED CONVERTIBLE NOTES (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended					9 Months Ended				12 Months Ended
	Nov. 28, 2023	Nov. 24, 2023	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Nov. 30, 2023	Sep. 30, 2025	Aug. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Short-Term Debt [Line Items]
Net receipt																	$ 4,050,000
Proceeds from convertible notes payable													$ 4,050,000						12,670,000
Fair value of convertible notes																	$ 4,050,000
Outstanding principal and accrued interest converted																			6,001,000
Closing financing costs								$ 0			$ 68,000		0		68,000
Convertible note payable percentage																	12.50%
Original issue discount																	$ 450,000
Convertible notes payable								3,066,000					3,066,000				4,050,000
Interest expense								0			$ 1,000,000.0		641,000		3,300,000		4,200,000		2,200,000
OID amortization													283,000		$ (67,000)				$ 183,000
M2i Global Inc [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes payable		$ 250,000																		$ 250,000
Maturity date																		Oct. 30, 2025
Legal fees									$ 1,288,298			$ 528,467		$ 3,109,338		$ 1,943,060		$ 2,624,628		1,586,705
Convertible notes payable			$ 270,000				$ 250,000		$ 270,000					270,000				270,000		250,000
OID amortization		$ 20,000														$ 15,000		$ 20,000
Series Ten Percentage Convertible Notes Payable [Member] | M2i Global Inc [Member]
Short-Term Debt [Line Items]
Principal amount							$ 1,080,000													$ 1,080,000
Net receipt	$ 240,000
Proceeds from convertible notes payable	270,000
Convertible note payable percentage							10.00%													10.00%
Maturity date							Nov. 30, 2024
Convertible notes payable							$ 270,000													$ 270,000
Original issue discount	20,000						20,000													$ 20,000
Legal fees	$ 10,000						$ 10,000
Interest expense														20,250
OID amortization														$ 0
Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 36,000,000.0
Original issue discount, percentage																	10.00%
Two Thousand Twenty Four Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 4,500,000
Net receipt																	$ 4,100,000
Original issue discount, percentage																	10.00%
Accrued interest																	$ 14,000
Paid-in-kind interest										$ 14,000
Convertible debt, shares converted					2,538,939
Gain (loss) on change in fair value								$ 223,000					$ 626,000
Convertible note payable percentage								4.00%					4.00%
Two Thousand Twenty Four Convertible Debt [Member] | Maximum [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 36,000,000.0
Second Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount					$ 1,500,000
Original issue discount, percentage					10.00%
Convertible debt, shares converted			344,242	988,240
Gain (loss) on change in fair value			$ 12,000	$ 6,000		$ 124,000		$ 18,000					$ 142,000
Proceeds from convertible notes payable					$ 1,400,000
Fair value of convertible notes					$ 1,400,000
Outstanding principal and accrued interest converted			$ 400,000	1,100,000
Third Tranche Note [Member]
Short-Term Debt [Line Items]
Fair value of convertible notes								3,066,000					3,066,000
Third Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount				$ 3,000,000.0
Original issue discount, percentage				10.00%
Gain (loss) on change in fair value								$ 366,000					$ 366,000
Proceeds from convertible notes payable				$ 2,700,000
Fair value of convertible notes				$ 2,900,000
2024 Unsecured Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable percentage																	4.00%
2024 Unsecured Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 4,500,000
Net receipt																	4,100,000
Accrued interest																	14,000
Closing financing costs																	450,000
2024 Unsecured Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 36,000,000.0